Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interest (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 123.3	$ 343.6	$ 343.6	$ 321.2	$ 219.1
Beginning balance	123.3	343.6	343.6
Net loss attributable to redeemable noncontrolling interests			(14.9)	(9.2)	(17.7)
Net loss attributable to redeemable noncontrolling interests	(1.6)	(7.3)
Noncontrolling interests discount accretion			0.0	13.2	22.7
Adjustments to redemption value			83.4	78.4	98.6
Adjustments to redemption value	0.9	71.5
Other			(93.2)	1.7	0.0
Cash distributions			(1.0)	(6.6)	(1.5)
Cash contributions (distributions)	0.5	(1.0)
Purchase of noncontrolling interest	(23.4)	(0.6)	(194.6)	(55.1)	0.0
Ending balance			123.3	343.6	$ 321.2
Ending balance	$ 99.7	$ 406.2	$ 123.3	$ 343.6